Segment reporting	12 Months Ended
Jun. 30, 2025
Segment reporting
Segment reporting

Note 12 – Segment reporting

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but not limited to, customer base, homogeneity of service and technology. The Company’s operating segments are based on such organizational structure and information reviewed by the CODM to evaluate the operating segment results. Based on management’s assessment, the Company has determined that it has only one operating segment.

The following table presents major accounts of operating results of the Group’s segment for the years ended June 30, 2025, 2024 and 2023.

	For the Year Ended June 30,
	2025	2024	2023
Revenues	$39,495	$2,888,482	$6,261,091
Cost of revenues	—	(3,833,684)	(10,826,620)
Segment gross profit (loss)	39,495	(945,202)	(4,565,529)
Salaries and benefits expenses	(403,217)	(1,312,018)	(1,350,704)
Professional services expenses	(2,551,438)	(2,356,726)	(758,005)
Impairment losses	—	(8,869,066)	(17,483,368)
Recovery of (provision for) credit losses	51,632	(1,131,988)	(3,273,860)
Other operating expenses	(128,165)	(220,793)	(873,174)
Total operating expenses	(3,031,188)	(13,890,591)	(23,739,111)
Segment operating loss	(2,991,693)	(14,835,793)	(28,304,640)
Other (expenses) income, net	(1,378,213)	(3,449,165)	88,288
Segment net loss	$(4,369,906)	$(18,284,958)	$(28,216,352)